CTIVP® – CenterSquare Real Estate Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Real Estate 99.3%
Data Center REITs 13.4%
Digital Realty Trust, Inc.	38,090	6,864,199
Equinix, Inc.	12,230	11,988,335
Total		18,852,534
Diversified REITs 0.6%
Broadstone Net Lease, Inc.	44,550	813,929
Health Care REITs 21.7%
Alexandria Real Estate Equities, Inc.	27,163	1,260,906
American Healthcare REIT, Inc.	46,030	2,170,775
Diversified Healthcare Trust	68,963	457,914
Healthcare Realty Trust, Inc.	108,392	1,841,580
National Health Investors, Inc.	8,180	661,435
Omega Healthcare Investors, Inc.	53,540	2,346,123
Sabra Health Care REIT, Inc.	67,230	1,292,833
Ventas, Inc.	80,340	6,570,205
Welltower, Inc.	70,480	13,934,601
Total		30,536,372
Hotel & Resort REITs 3.0%
DiamondRock Hospitality Co.	88,589	830,079
Host Hotels & Resorts, Inc.	112,110	2,148,027
Ryman Hospitality Properties, Inc.	9,830	907,014
Sunstone Hotel Investors, Inc.	31,963	287,987
Total		4,173,107
Industrial REITs 12.0%
Americold Realty Trust, Inc.	33,860	388,036
EastGroup Properties, Inc.	3,500	647,815
First Industrial Realty Trust, Inc.	75,580	4,372,303
Lineage, Inc.	8,390	274,856
LXP Industrial Trust	25,340	1,172,229
Prologis, Inc.	67,340	8,901,001
Rexford Industrial Realty, Inc.	35,070	1,147,841
Total		16,904,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Family Residential REITs 7.8%
Camden Property Trust	35,320	3,449,351
Equity Residential	20,120	1,190,098
Essex Property Trust, Inc.	3,652	883,784
Independence Realty Trust, Inc.	36,397	541,951
Mid-America Apartment Communities, Inc.	8,790	1,073,435
UDR, Inc.	114,530	3,868,824
Total		11,007,443
Office REITs 2.9%
Cousins Properties, Inc.	60,377	1,362,709
Empire State Realty Trust, Inc., Class A	73,675	383,110
Piedmont Realty Trust, Inc.(a)	72,400	475,668
SL Green Realty Corp.	16,870	623,178
Vornado Realty Trust	46,720	1,214,252
Total		4,058,917
Other Specialized REITs 5.6%
Iron Mountain, Inc.	44,430	4,538,080
Lamar Advertising Co., Class A	6,700	848,622
VICI Properties, Inc.	92,810	2,535,569
Total		7,922,271
Retail REITs 18.8%
Agree Realty Corp.	47,250	3,561,705
Brixmor Property Group, Inc.	143,520	4,133,376
InvenTrust Properties Corp.	18,549	565,002
Kimco Realty Corp.	173,080	3,889,108
Kite Realty Group Trust	116,100	2,850,255
Macerich Co. (The)	99,920	1,888,488
NetSTREIT Corp.	47,031	885,594
Realty Income Corp.	69,040	4,223,867
Simon Property Group, Inc.	24,260	4,525,218
Total		26,522,613
Self Storage REITs 7.3%
CubeSmart	23,660	867,139
Extra Space Storage, Inc.	35,470	4,651,181
Public Storage	17,510	4,743,109
Total		10,261,429

CTIVP® – CenterSquare Real Estate Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – CenterSquare Real Estate Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Single-Family Residential REITs 4.7%
American Homes 4 Rent, Class A	75,230	2,100,422
Equity LifeStyle Properties, Inc.	30,730	1,918,167
Invitation Homes, Inc.	102,610	2,549,858
Total		6,568,447
Telecom Tower REITs 1.5%
American Tower Corp.	6,100	1,052,738
Crown Castle, Inc.	13,080	1,063,535
Total		2,116,273
Total Real Estate		139,737,416
Total Common Stocks (Cost: $121,937,688)		139,737,416

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	732,966	732,672
Total Money Market Funds (Cost: $732,685)		732,672
Total Investments in Securities (Cost $122,670,373)		140,470,088
Other Assets & Liabilities, Net		227,050
Net Assets		$140,697,138
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	1,118,616	5,213,890	(5,599,814)	(20)	732,672	24	6,455	732,966
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – CenterSquare Real Estate Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7030_(05/26)